Goldman Sachs ActiveBeta_R US Large Cap Equity ETF Expense Example - Goldman Sachs ActiveBeta_R US Large Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115